RELATED PARTY TRANSACTIONS (Details) - USD ($)		1 Months Ended	3 Months Ended	10 Months Ended
	May 19, 2020	Mar. 31, 2020	Mar. 31, 2020	Dec. 31, 2020
Related Party Transaction [Line Items]
Issuance of common stock to initial stockholders			$ 4,880,000
Novus Capital Corp [Member]
Related Party Transaction [Line Items]
Issuance of common stock to initial stockholders		$ 25,000		$ 25,000
Shares subject to forfeiture to the extent that the underwriters' over-allotment is not exercised		375,000		13,250,000
Percentage of issued and outstanding shares after the Initial Public Offering collectively held by initial stockholders		20.00%
Number of shares for forfeited	375,000
Threshold Percentage Of Founder Shares Subject To Certain Limited Exceptions, Not To Transfer, Assign Or Sell				50.00%
Threshold Period For Not To Transfer, Assign Or Sell Any Shares Or Warrants After Completion Of Initial Business Combination				1 year
Stock price trigger to transfer, assign or sell any shares or warrants of the company, after the completion of the initial business combination (in dollars per share)				$ 12.50
Threshold trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination				20 days
Threshold consecutive trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination				30 days
Common stock
Related Party Transaction [Line Items]
Shares purchased by founder			2,470,000
Issuance of common stock to initial stockholders			$ 0
Common stock | Novus Capital Corp [Member]
Related Party Transaction [Line Items]
Shares purchased by founder		2,875,000		2,875,000
Issuance of common stock to initial stockholders				$ 287